INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2012	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	$ 143	$ 143
Change in valuation allowance	2,868	(1,569)
Income tax examination, assessed income tax liability					$ 7,325
Amount agreed with the IRS to settle THE outstanding claims				$ 3,329
Payment accepted to settle claim			$ 200
Income taxes payable	89	53
Netherlands [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 24,372
Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2016
Years under examination	2012
Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward expiration dates	Dec. 31, 2024
Years under examination	2014
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward	$ 30,516
Tax credit carryforwards	$ 568
UNITED STATES | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2024
Net operating loss carry forward expiration dates	Dec. 31, 2025
UNITED STATES | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforwards, expiration dates	Dec. 31, 2029
Net operating loss carry forward expiration dates	Dec. 31, 2034
ISRAEL
Operating Loss Carryforwards [Line Items]
Capital loss carryforwards	$ 574
Net operating loss carry forward	$ 4,245
Subsidiaries outside of the Netherlands [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2011
Subsidiaries outside of the Netherlands [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Years under examination	2015
Income Taxes Payable Related To Current Operations [Member]
Operating Loss Carryforwards [Line Items]
Income taxes payable	$ 89	$ 53